Retirement benefits - Summary Of Other Post-Employment Benefit Plan Amounts Recognised in Consolidated Statement of Profit or Loss (Detail) - Defined benefit pension plans [member]
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined contribution and benefit schemes [line items]
Current service cost	₨ 390	$ 5	₨ 395	₨ 411
Net Interest cost	124	2	130	151
Total charge to consolidated statements of profit or loss	₨ 514	$ 7	₨ 525	₨ 562